Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 96.2%
Aerospace & Defense - 0.9%
Bombardier, Inc.
6.13%, 01/15/2023 (A)	$ 1,105,000	$ 944,775
7.50%, 03/15/2025 (A)	309,000	231,750
7.88%, 04/15/2027 (A)	292,000	221,464
Triumph Group, Inc.
5.25%, 06/01/2022 (B)	391,000	320,620
7.75%, 08/15/2025	462,000	296,258
8.88%, 06/01/2024 (A)	168,000	178,920

		2,193,787

Airlines - 1.3%
American Airlines Group, Inc.
3.75%, 03/01/2025 (A)	1,342,000	680,434
5.00%, 06/01/2022 (A) (B)	15,000	10,200
American Airlines Pass-Through Trust
5.63%, 07/15/2022 (A)	137,947	127,690
Continental Airlines Pass-Through Trust
5.50%, 04/29/2022	172,184	170,125
6.90%, 10/19/2023	228,784	196,042
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.50%, 10/20/2025 (A)	222,000	227,961
4.75%, 10/20/2028 (A)	185,000	192,082
United Airlines Holdings, Inc.
4.88%, 01/15/2025 (B)	649,000	558,140
United Airlines Pass-Through Trust
4.63%, 03/03/2024	158,983	147,987
US Airways Pass-Through Trust
5.38%, 05/15/2023	379,937	320,620
6.75%, 12/03/2022	416,665	382,589

		3,013,870

Auto Components - 0.9%
Clarios Global, LP / Clarios US Finance Co.
6.25%, 05/15/2026 (A)	428,000	448,779
Dana, Inc.
5.38%, 11/15/2027	369,000	378,225
5.50%, 12/15/2024	190,000	193,800
Goodyear Tire & Rubber Co.
4.88%, 03/15/2027	361,000	342,048
5.00%, 05/31/2026 (B)	257,000	249,706
9.50%, 05/31/2025	600,000	651,000

		2,263,558

Automobiles - 0.2%
Ford Motor Co.
8.50%, 04/21/2023	39,000	42,510
9.00%, 04/22/2025	139,000	159,365
9.63%, 04/22/2030	145,000	187,231

		389,106

Banks - 3.0%
Barclays PLC
Fixed until 09/15/2023 (C), 7.75% (D)	1,041,000	1,075,666
Fixed until 06/15/2024 (C), 8.00% (D)	285,000	303,525
BNP Paribas SA
Fixed until 03/14/2022 (C), 6.75% (A) (D)	680,000	701,250
CIT Bank NA
Fixed until 09/27/2024, 2.97% (D), 09/27/2025	250,000	248,045

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
CIT Group, Inc.
4.75%, 02/16/2024	$ 149,000	$ 153,376
5.00%, 08/15/2022	390,000	401,700
Citigroup, Inc.
Fixed until 09/12/2024 (C), 5.00% (D)	996,000	991,020
Intesa Sanpaolo SpA
5.71%, 01/15/2026 (A)	901,000	982,332
JPMorgan Chase & Co.
Fixed until 02/01/2025 (C), 4.60% (D)	639,000	626,220
Lloyds Banking Group PLC
Fixed until 06/27/2024 (C), 7.50% (D)	419,000	439,426
Fixed until 09/27/2025 (C), 7.50% (D)	200,000	213,000
Societe Generale SA
Fixed until 09/13/2021 (C), 7.38% (A) (D)	920,000	943,000

		7,078,560

Beverages - 0.4%
Cott Holdings, Inc.
5.50%, 04/01/2025 (A)	1,012,000	1,037,300

Building Products - 2.8%
Associated Materials LLC / AMH New Finance, Inc.
9.00%, 01/01/2024 - 09/01/2025 (A)	2,464,000	1,903,930
Builders FirstSource, Inc.
5.00%, 03/01/2030 (A)	104,000	107,640
6.75%, 06/01/2027 (A)	625,000	669,531
Cornerstone Building Brands, Inc.
6.13%, 01/15/2029 (A)	151,000	152,947
8.00%, 04/15/2026 (A)	2,026,000	2,127,300
Griffon Corp.
5.75%, 03/01/2028	472,000	492,688
Patrick Industries, Inc.
7.50%, 10/15/2027 (A)	761,000	825,685
Standard Industries, Inc.
3.38%, 01/15/2031 (A)	358,000	353,344

		6,633,065

Capital Markets - 1.3%
Credit Suisse Group AG
Fixed until 02/11/2027 (C), 5.25% (A) (D)	200,000	200,400
Fixed until 12/18/2024 (C), 6.25% (A) (D)	166,000	177,809
Fixed until 08/21/2026 (C), 6.38% (A) (D)	387,000	413,606
Fixed until 09/12/2025 (C), 7.25% (A) (D)	465,000	503,944
Fixed until 07/17/2023 (C), 7.50% (A) (D)	345,000	364,082
Fixed until 12/11/2023 (C), 7.50% (A) (D)	1,005,000	1,095,450
Deutsche Bank AG
Fixed until 10/30/2025 (C), 6.00% (D)	200,000	172,500
Goldman Sachs Capital II
3-Month LIBOR + 0.77%, 4.00% (D), 11/02/2020 (C)	169,000	156,495

		3,084,286

Chemicals - 2.5%
Avient Corp.
5.75%, 05/15/2025 (A)	249,000	263,940
Eagle Intermediate Global Holding BV / Ruyi US Finance LLC
7.50%, 05/01/2025 (A)	686,000	480,200
Hexion, Inc.
7.88%, 07/15/2027 (A) (B) (E)	776,000	775,767
Methanex Corp.
5.13%, 10/15/2027	92,000	91,540
NOVA Chemicals Corp.
4.88%, 06/01/2024 (A)	590,000	585,767
5.25%, 06/01/2027 (A)	1,521,000	1,431,641

Transamerica Series Trust	Page 1

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
OCI NV
6.63%, 04/15/2023 (A)	$ 625,000	$ 646,250
Olin Corp.
5.13%, 09/15/2027 (B)	409,000	404,910
5.63%, 08/01/2029	320,000	314,397
9.50%, 06/01/2025 (A)	838,000	976,773

		5,971,185

Commercial Services & Supplies - 2.8%
Ashtead Capital, Inc.
5.25%, 08/01/2026 (A)	725,000	763,969
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.75%, 07/15/2027 (A) (B)	711,000	641,279
6.38%, 04/01/2024 (A) (B)	312,000	296,494
Covanta Holding Corp.
5.00%, 09/01/2030	87,000	87,809
FXI Holdings, Inc.
12.25%, 11/15/2026 (A)	662,000	706,685
Garda World Security Corp.
4.63%, 02/15/2027 (A)	708,000	711,540
8.75%, 05/15/2025 (A)	1,080,000	1,090,800
9.50%, 11/01/2027 (A)	116,000	121,800
Herc Holdings, Inc.
5.50%, 07/15/2027 (A)	1,094,000	1,131,907
Nielsen Finance LLC / Nielsen Finance Co.
5.63%, 10/01/2028 (A)	308,000	318,564
5.88%, 10/01/2030 (A)	153,000	158,355
Stericycle, Inc.
5.38%, 07/15/2024 (A)	562,000	583,609

		6,612,811

Communications Equipment - 1.3%
Avaya, Inc.
6.13%, 09/15/2028 (A)	639,000	651,524
CommScope Technologies LLC
5.00%, 03/15/2027 (A)	13,000	12,480
6.00%, 06/15/2025 (A)	921,000	933,480
CommScope, Inc.
5.50%, 03/01/2024 (A)	249,000	255,865
6.00%, 03/01/2026 (A)	317,000	330,473
8.25%, 03/01/2027 (A) (B)	316,000	328,640
Nokia OYJ
3.38%, 06/12/2022	477,000	487,446

		2,999,908

Construction & Engineering - 1.2%
Abengoa Abenewco 2 SA
PIK Rate 1.50%, Cash Rate 0.00%, 04/26/2024 (A) (F) (G)	300,524	3
PIK Rate 1.50%, Cash Rate 0.00%, 04/26/2024 (A) (F) (G) (H)	305,960	0
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.63%, 01/15/2028 (A)	310,000	311,550
6.75%, 08/01/2025 (A)	411,000	417,165
9.88%, 04/01/2027 (A)	1,258,000	1,383,800
Taylor Morrison Communities, Inc.
5.13%, 08/01/2030 (A)	157,000	167,205
6.63%, 07/15/2027 (A)	624,000	668,895

		2,948,618

Construction Materials - 0.5%
Norbord, Inc.
6.25%, 04/15/2023 (A)	1,177,000	1,259,390

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance - 2.5%
Ally Financial, Inc.
3.88%, 05/21/2024	$ 463,000	$ 493,416
5.75%, 11/20/2025	257,000	288,145
Altice Financing SA
5.00%, 01/15/2028 (A)	296,000	287,490
7.50%, 05/15/2026 (A)	846,000	895,516
Ford Motor Credit Co. LLC
3.34%, 03/18/2021	439,000	439,110
3.35%, 11/01/2022	200,000	197,000
4.38%, 08/06/2023	207,000	210,167
4.39%, 01/08/2026, MTN	676,000	668,287
5.88%, 08/02/2021	209,000	212,919
Navient Corp.
5.00%, 03/15/2027	153,000	143,672
5.88%, 10/25/2024	1,069,000	1,062,992
6.50%, 06/15/2022	325,000	331,500
6.63%, 07/26/2021	279,000	283,185
OneMain Finance Corp.
7.13%, 03/15/2026	492,000	549,662

		6,063,061

Containers & Packaging - 4.2%
ARD Finance SA
PIK Rate 7.25%, Cash Rate 6.50%, 06/30/2027 (A) (F)	672,000	668,506
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
6.00%, 02/15/2025 (A)	224,000	232,579
Ball Corp.
2.88%, 08/15/2030	315,000	311,456
Cascades, Inc. / Cascades USA, Inc.
5.38%, 01/15/2028 (A)	382,000	401,578
Crown Americas LLC / Crown Americas Capital Corp. VI
4.75%, 02/01/2026	1,031,000	1,069,662
Flex Acquisition Co., Inc.
6.88%, 01/15/2025 (A)	522,000	521,679
7.88%, 07/15/2026 (A)	557,000	566,747
Graphic Packaging International LLC
3.50%, 03/15/2028 - 03/01/2029 (A)	868,000	866,845
Greif, Inc.
6.50%, 03/01/2027 (A)	796,000	824,640
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/2024 (A)	758,000	760,683
7.25%, 04/15/2025 (A) (B)	294,000	276,728
OI European Group BV
4.00%, 03/15/2023 (A)	381,000	386,715
Owens-Brockway Glass Container, Inc.
5.88%, 08/15/2023 (A) (B)	476,000	499,800
6.38%, 08/15/2025 (A)	178,000	195,355
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.13%, 07/15/2023 06/13/2016 (A) (I)	341,000	345,263
7.00%, 07/15/2024 (A)	1,246,000	1,268,428
Silgan Holdings, Inc.
4.13%, 02/01/2028	96,000	98,160
Trivium Packaging Finance BV
5.50%, 08/15/2026 (A)	428,000	443,183
8.50%, 08/15/2027 (A)	345,000	371,988

		10,109,995

Transamerica Series Trust	Page 2

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services - 3.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.50%, 07/15/2025	$ 150,000	$ 161,935
Avation Capital SA
6.50%, 05/15/2021 (A) (B)	562,000	380,755
DAE Funding LLC
4.50%, 08/01/2022 (A)	227,000	224,446
5.00%, 08/01/2024 (A)	367,000	369,789
5.75%, 11/15/2023 (A)	311,000	314,110
Dana Financing SARL
5.75%, 04/15/2025 (A)	1,688,000	1,725,980
ILFC E-Capital Trust I
1.55% + Max of 3-Month LIBOR, 10-Year CMT, or 30-Year CMT, 2.98% (D), 12/21/2065 (A)	1,678,000	855,780
ILFC E-Capital Trust II
1.80% + Max of 3-Month LIBOR, 15-Year CMT or 30-Year CMT, 3.23% (D), 12/21/2065 (A)	256,000	138,880
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.25%, 02/01/2027 (A)	566,000	489,590
5.25%, 03/15/2022 - 10/01/2025 (A)	1,236,000	1,184,031
Virgin Media Secured Finance PLC
5.50%, 08/15/2026 - 05/15/2029 (A)	1,684,000	1,800,108

		7,645,404

Diversified Telecommunication Services - 3.7%
Cablevision Lightpath LLC
3.88%, 09/15/2027 (A)	215,000	215,000
CenturyLink, Inc.
5.13%, 12/15/2026 (A)	620,000	636,982
5.80%, 03/15/2022	250,000	257,825
6.45%, 06/15/2021	783,000	803,554
6.75%, 12/01/2023	123,000	134,839
7.50%, 04/01/2024 (B)	695,000	778,122
Frontier Communications Corp.
7.63%, 04/15/2024 (E)	891,000	353,059
8.50%, 04/01/2026 (A) (E)	259,000	261,072
8.75%, 04/15/2022 (E)	389,000	152,683
9.00%, 08/15/2031 (E)	1,091,000	414,580
10.50%, 09/15/2022 (E)	405,000	169,087
11.00%, 09/15/2025 (E)	357,000	149,940
Hughes Satellite Systems Corp.
5.25%, 08/01/2026	118,000	125,453
6.63%, 08/01/2026	379,000	410,154
7.63%, 06/15/2021	978,000	1,014,675
Intelsat Jackson Holdings SA
8.50%, 10/15/2024 (A) (E)	728,000	469,560
Level 3 Financing, Inc.
3.63%, 01/15/2029 (A)	215,000	212,312
4.25%, 07/01/2028 (A)	645,000	654,881
5.38%, 01/15/2024	145,000	145,762
Sprint Capital Corp.
8.75%, 03/15/2032	382,000	559,175
Switch, Ltd.
3.75%, 09/15/2028 (A)	452,000	456,520
Zayo Group Holdings, Inc.
4.00%, 03/01/2027 (A)	521,000	512,781

		8,888,016

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities - 1.0%
Elwood Energy LLC
8.16%, 07/05/2026	$ 695,078	$ 729,833
NextEra Energy Operating Partners, LP
4.25%, 07/15/2024 (A)	436,000	454,617
NRG Energy, Inc.
7.25%, 05/15/2026	864,000	919,529
Vistra Operations Co. LLC
5.00%, 07/31/2027 (A)	251,000	263,048

		2,367,027

Electronic Equipment, Instruments & Components - 0.1%
CDW LLC / CDW Finance Corp.
3.25%, 02/15/2029	158,000	157,407
Sensata Technologies, Inc.
3.75%, 02/15/2031 (A)	66,000	65,588

		222,995

Energy Equipment & Services - 0.8%
CSI Compressco, LP / CSI Compressco Finance, Inc.
7.50%, 04/01/2025 (A)	473,000	415,942
PIK Rate 3.50%, Cash Rate 7.25%, 04/01/2026 (A) (F)	725,000	551,000
Genesis Energy, LP / Genesis Energy Finance Corp.
6.25%, 05/15/2026	176,000	146,557
6.50%, 10/01/2025	384,000	332,160
Noble Holding International, Ltd.
6.05%, 03/01/2041 (E)	527,000	2,635
8.95%, 04/01/2045 (E)	359,000	1,795
USA Compression Partners, LP / USA Compression Finance Corp.
6.88%, 09/01/2027	568,000	563,240

		2,013,329

Entertainment - 0.6%
Netflix, Inc.
4.88%, 04/15/2028	698,000	780,015
4.88%, 06/15/2030 (A)	431,000	491,340
5.38%, 11/15/2029 (A)	159,000	187,405

		1,458,760

Equity Real Estate Investment Trusts - 2.9%
CBL & Associates, LP
5.25%, 12/01/2023	1,214,000	464,355
5.95%, 12/15/2026	316,000	118,500
HAT Holdings I LLC / HAT Holdings II LLC
5.25%, 07/15/2024 (A)	494,000	514,783
6.00%, 04/15/2025 (A)	171,000	182,166
Iron Mountain, Inc.
4.50%, 02/15/2031 (A)	183,000	184,720
5.25%, 03/15/2028 (A)	938,000	976,692
iStar, Inc.
4.25%, 08/01/2025	654,000	610,260
5.50%, 02/15/2026	449,000	420,803
MGM Growth Properties Operating Partnership, LP / MGP Finance Co-Issuer, Inc.
4.63%, 06/15/2025 (A)	167,000	170,340
5.75%, 02/01/2027	480,000	517,200
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
5.88%, 10/01/2028 (A)	293,000	292,268
7.50%, 06/01/2025 (A)	782,000	832,674

Transamerica Series Trust	Page 3

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
SBA Communications Corp.
3.88%, 02/15/2027 (A)	$ 425,000	$ 431,375
4.00%, 10/01/2022	415,000	418,112
Service Properties Trust
4.35%, 10/01/2024	383,000	346,615
4.75%, 10/01/2026	383,000	340,610
7.50%, 09/15/2025	157,000	166,844

		6,988,317

Food & Staples Retailing - 1.3%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP
3.25%, 03/15/2026 (A)	157,000	155,794
3.50%, 03/15/2029 (A)	314,000	304,777
4.63%, 01/15/2027 (A)	394,000	403,137
5.75%, 03/15/2025	773,000	797,388
7.50%, 03/15/2026 (A)	155,000	170,041
Rite Aid Corp.
7.50%, 07/01/2025 (A)	516,000	508,260
8.00%, 11/15/2026 (A)	712,000	711,110

		3,050,507

Food Products - 2.6%
B&G Foods, Inc.
5.25%, 09/15/2027	1,017,000	1,061,056
JBS USA LUX SA / JBS USA Finance, Inc.
5.75%, 06/15/2025 (A)	336,000	346,349
Kraft Heinz Foods Co.
3.88%, 05/15/2027 (A)	582,000	616,461
4.88%, 10/01/2049 (A)	324,000	341,923
5.00%, 07/15/2035 - 06/04/2042	551,000	625,793
6.88%, 01/26/2039	180,000	241,102
Pilgrim’s Pride Corp.
5.88%, 09/30/2027 (A)	1,126,000	1,162,595
Post Holdings, Inc.
4.63%, 04/15/2030 (A)	312,000	320,970
5.00%, 08/15/2026 (A)	392,000	401,800
5.50%, 12/15/2029 (A)	528,000	564,960
5.63%, 01/15/2028 (A)	413,000	438,230

		6,121,239

Health Care Providers & Services - 5.6%
Acadia Healthcare Co., Inc.
5.00%, 04/15/2029 (A) (J)	592,000	600,140
AdaptHealth LLC
6.13%, 08/01/2028 (A)	668,000	691,514
Centene Corp.
3.38%, 02/15/2030	76,000	78,850
4.25%, 12/15/2027	257,000	268,933
4.63%, 12/15/2029	187,000	201,709
CHS / Community Health Systems, Inc.
6.25%, 03/31/2023	435,000	425,213
6.63%, 02/15/2025 (A)	320,000	309,600
8.00%, 03/15/2026 (A)	1,429,000	1,404,707
8.13%, 06/30/2024 (A)	186,000	135,780
DaVita, Inc.
3.75%, 02/15/2031 (A)	707,000	681,230
4.63%, 06/01/2030 (A)	331,000	339,043
Encompass Health Corp.
4.50%, 02/01/2028	311,000	312,555
4.75%, 02/01/2030	218,000	221,170
5.75%, 11/01/2024 - 09/15/2025	1,281,000	1,305,094
Encompass Health Corp. Co.
4.63%, 04/01/2031	60,000	60,000

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
HCA, Inc.
3.50%, 09/01/2030	$ 599,000	$ 610,309
5.25%, 04/15/2025 - 06/15/2026	586,000	679,574
5.88%, 02/15/2026 - 02/01/2029	1,570,000	1,781,350
Tenet Healthcare Corp.
4.63%, 06/15/2028 (A)	28,000	28,403
4.88%, 01/01/2026 (A)	617,000	628,205
5.13%, 05/01/2025	763,000	770,096
5.13%, 11/01/2027 (A)	317,000	325,622
6.13%, 10/01/2028 (A)	455,000	442,488
6.75%, 06/15/2023	369,000	387,450
7.50%, 04/01/2025 (A)	89,000	95,675
8.13%, 04/01/2022	607,000	674,923

		13,459,633

Hotels, Restaurants & Leisure - 7.1%
1011778 BC ULC / New Red Finance, Inc.
4.00%, 10/15/2030 (A) (J)	305,000	307,352
Boyd Gaming Corp.
4.75%, 12/01/2027	258,000	253,163
6.00%, 08/15/2026	337,000	347,531
6.38%, 04/01/2026	405,000	421,682
8.63%, 06/01/2025 (A)	171,000	187,464
Boyne USA, Inc.
7.25%, 05/01/2025 (A)	833,000	874,650
Carnival Corp.
10.50%, 02/01/2026 (A) (B)	272,000	301,240
11.50%, 04/01/2023 (A)	278,000	311,539
GLP Capital, LP / GLP Financing II, Inc.
5.25%, 06/01/2025	689,000	748,130
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/2030	471,000	485,130
5.13%, 05/01/2026	847,000	871,792
5.38%, 05/01/2025 (A)	37,000	38,639
5.75%, 05/01/2028 (A)	69,000	72,709
International Game Technology PLC
6.25%, 02/15/2022 - 01/15/2027 (A)	732,000	758,523
6.50%, 02/15/2025 (A)	578,000	614,847
Marriott Ownership Resorts, Inc. / ILG LLC
6.50%, 09/15/2026	786,000	807,002
MGM Resorts International
5.50%, 04/15/2027	670,000	700,150
5.75%, 06/15/2025	613,000	642,914
6.75%, 05/01/2025	156,000	163,493
NCL Corp., Ltd.
3.63%, 12/15/2024 (A)	503,000	352,100
10.25%, 02/01/2026 (A)	301,000	313,604
12.25%, 05/15/2024 (A) (B)	427,000	478,240
Royal Caribbean Cruises, Ltd.
9.13%, 06/15/2023 (A)	107,000	113,420
10.88%, 06/01/2023 (A)	191,000	213,678
11.50%, 06/01/2025 (A)	208,000	241,292
Scientific Games International, Inc.
5.00%, 10/15/2025 (A)	703,000	706,515
7.00%, 05/15/2028 (A)	363,000	363,888
7.25%, 11/15/2029 (A)	356,000	361,340
8.25%, 03/15/2026 (A)	313,000	326,800
Station Casinos LLC
4.50%, 02/15/2028 (A)	922,000	848,240
Viking Cruises, Ltd.
5.88%, 09/15/2027 (A)	1,476,000	1,147,590
6.25%, 05/15/2025 (A)	787,000	617,795
Wyndham Destinations, Inc.
4.25%, 03/01/2022	288,000	286,272
5.65%, 04/01/2024	1,162,000	1,179,430

Transamerica Series Trust	Page 4

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Wyndham Destinations, Inc. (continued)
6.00%, 04/01/2027	$ 597,000	$ 612,298
6.35%, 10/01/2025	8,000	8,400

		17,078,852

Household Durables - 2.5%
Beazer Homes USA, Inc.
5.88%, 10/15/2027	396,000	400,950
6.75%, 03/15/2025	423,000	436,747
7.25%, 10/15/2029	391,000	419,347
Century Communities, Inc.
5.88%, 07/15/2025	1,665,000	1,730,767
6.75%, 06/01/2027	25,000	26,375
KB Home
4.80%, 11/15/2029	264,000	291,060
7.63%, 05/15/2023	844,000	926,290
Lennar Corp.
4.75%, 05/30/2025	311,000	339,420
5.00%, 06/15/2027	579,000	654,270
8.38%, 01/15/2021	167,000	169,923
Meritage Homes Corp.
5.13%, 06/06/2027	289,000	320,068
Newell Brands, Inc.
4.88%, 06/01/2025	161,000	173,679

		5,888,896

Independent Power & Renewable Electricity Producers - 0.8%
Calpine Corp.
4.50%, 02/15/2028 (A)	1,203,000	1,232,040
5.00%, 02/01/2031 (A)	140,000	142,702
5.13%, 03/15/2028 (A)	472,000	488,520

		1,863,262

Insurance - 1.4%
Hartford Financial Services Group, Inc.
3-Month LIBOR + 2.13%, 2.41% (D), 02/12/2067 (A)	1,383,000	1,189,668
Lincoln National Corp.
3-Month LIBOR + 2.36%, 2.64% (D), 05/17/2066	1,714,000	1,236,668
Ohio National Financial Services, Inc.
5.55%, 01/24/2030 (A)	961,000	905,908

		3,332,244

Internet & Direct Marketing Retail - 0.2%
Expedia Group, Inc.
6.25%, 05/01/2025 (A)	479,000	528,293

IT Services - 0.4%
Gartner, Inc.
3.75%, 10/01/2030 (A)	211,000	213,437
4.50%, 07/01/2028 (A)	619,000	650,724

		864,161

Leisure Products - 0.2%
Mattel, Inc.
3.15%, 03/15/2023 (B)	228,000	221,160
5.45%, 11/01/2041	200,000	187,023
6.75%, 12/31/2025 (A) (B)	108,000	113,940

		522,123

Machinery - 0.8%
Colfax Corp.
6.00%, 02/15/2024 (A)	512,000	530,560
6.38%, 02/15/2026 (A)	158,000	167,480

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery (continued)
Meritor, Inc.
6.25%, 02/15/2024	$ 1,067,000	$ 1,088,340
6.25%, 06/01/2025 (A)	154,000	160,930

		1,947,310

Media - 8.9%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25%, 02/01/2031 (A)	224,000	232,168
4.50%, 08/15/2030 - 05/01/2032 (A)	676,000	707,955
4.75%, 03/01/2030 (A)	985,000	1,042,869
5.00%, 02/01/2028 (A)	773,000	811,650
5.38%, 06/01/2029 (A)	290,000	314,288
5.50%, 05/01/2026 (A)	1,395,000	1,449,056
5.75%, 02/15/2026 (A)	875,000	910,000
Clear Channel Worldwide Holdings, Inc.
5.13%, 08/15/2027 (A)	526,000	505,091
9.25%, 02/15/2024	677,000	656,284
CSC Holdings LLC
4.13%, 12/01/2030 (A)	248,000	252,774
4.63%, 12/01/2030 (A)	1,263,000	1,272,472
5.38%, 02/01/2028 (A)	400,000	422,500
6.50%, 02/01/2029 (A)	251,000	278,296
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.38%, 08/15/2026 (A)	857,000	606,327
DISH DBS Corp.
5.00%, 03/15/2023	907,000	925,140
5.88%, 07/15/2022	219,000	227,760
6.75%, 06/01/2021	535,000	548,375
7.38%, 07/01/2028	360,000	370,800
7.75%, 07/01/2026 (B)	409,000	449,638
Gray Television, Inc.
7.00%, 05/15/2027 (A)	580,000	628,800
iHeartCommunications, Inc.
8.38%, 05/01/2027	473,000	465,905
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027 (A)	684,000	714,780
Meredith Corp.
6.50%, 07/01/2025 (A)	613,000	631,390
Nexstar Broadcasting, Inc.
4.75%, 11/01/2028 (A)	147,000	149,727
Radiate Holdco LLC / Radiate Finance, Inc.
4.50%, 09/15/2026 (A)	308,000	307,935
6.50%, 09/15/2028 (A)	308,000	315,627
Scripps Escrow, Inc.
5.88%, 07/15/2027 (A)	290,000	279,850
Sinclair Television Group, Inc.
5.50%, 03/01/2030 (A)	760,000	704,900
5.63%, 08/01/2024 (A)	357,000	355,215
Sirius XM Radio, Inc.
4.13%, 07/01/2030 (A)	486,000	495,113
4.63%, 07/15/2024 (A)	369,000	381,684
5.50%, 07/01/2029 (A)	315,000	337,838
TEGNA, Inc.
4.63%, 03/15/2028 (A)	370,000	361,786
4.75%, 03/15/2026 (A)	211,000	215,220
Terrier Media Buyer, Inc.
8.88%, 12/15/2027 (A)	470,000	473,525
Univision Communications, Inc.
6.63%, 06/01/2027 (A)	591,000	576,964
9.50%, 05/01/2025 (A)	106,000	113,420
Virgin Media Finance PLC
5.00%, 07/15/2030 (A)	447,000	444,765

Transamerica Series Trust	Page 5

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Ziggo Bond Co. BV
6.00%, 01/15/2027 (A)	$ 500,000	$ 516,875
Ziggo BV
5.50%, 01/15/2027 (A)	725,000	759,437

		21,214,199

Metals & Mining - 5.4%
Alcoa Nederland Holding BV
7.00%, 09/30/2026 (A)	847,000	887,233
Big River Steel LLC / BRS Finance Corp.
6.63%, 01/31/2029 (A)	483,000	488,385
Cleveland-Cliffs, Inc.
4.88%, 01/15/2024 (A)	684,000	673,740
5.75%, 03/01/2025 (B)	101,000	93,678
5.88%, 06/01/2027	487,000	452,910
6.75%, 03/15/2026 (A)	285,000	289,988
Constellium SE
5.75%, 05/15/2024 (A)	804,000	818,070
5.88%, 02/15/2026 (A)	252,000	258,562
6.63%, 03/01/2025 (A)	1,024,000	1,047,680
First Quantum Minerals, Ltd.
7.25%, 04/01/2023 (A)	491,000	490,386
Freeport-McMoRan, Inc.
4.13%, 03/01/2028	317,000	320,963
4.25%, 03/01/2030	341,000	349,525
4.38%, 08/01/2028	443,000	458,042
4.55%, 11/14/2024	239,000	256,872
4.63%, 08/01/2030	443,000	465,792
5.45%, 03/15/2043	835,000	925,831
Mineral Resources, Ltd.
8.13%, 05/01/2027 (A)	705,000	765,073
New Gold, Inc.
6.38%, 05/15/2025 (A)	431,000	445,008
7.50%, 07/15/2027 (A)	875,000	931,875
Novelis Corp.
4.75%, 01/30/2030 (A)	463,000	454,768
5.88%, 09/30/2026 (A)	603,000	619,583
Teck Resources, Ltd.
6.00%, 08/15/2040	1,183,000	1,339,598
6.25%, 07/15/2041	134,000	154,906

		12,988,468

Multiline Retail - 0.2%
Macy’s Retail Holdings LLC
3.45%, 01/15/2021 (B)	358,000	353,525
Macy’s, Inc.
8.38%, 06/15/2025 (A)	147,000	151,988

		505,513

Oil, Gas & Consumable Fuels - 10.6%
Antero Resources Corp.
5.00%, 03/01/2025 (B)	610,000	381,250
Apache Corp.
4.25%, 01/15/2044	171,000	145,350
4.38%, 10/15/2028 (B)	409,000	374,235
4.63%, 11/15/2025	220,000	209,688
4.75%, 04/15/2043 (B)	205,000	182,322
4.88%, 11/15/2027	223,000	210,735
Callon Petroleum Co.
6.13%, 10/01/2024	1,430,000	407,550
6.25%, 04/15/2023	523,000	167,360
6.38%, 07/01/2026	235,000	57,575
8.25%, 07/15/2025	839,000	226,530
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/2025	520,000	592,714

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Cheniere Energy Partners, LP
5.63%, 10/01/2026	$ 656,000	$ 682,240
Cheniere Energy, Inc.
4.63%, 10/15/2028 (A)	309,000	317,111
CrownRock, LP / CrownRock Finance, Inc.
5.63%, 10/15/2025 (A)	1,046,000	985,855
DCP Midstream Operating, LP
5.38%, 07/15/2025	525,000	541,317
DCP Midstream, LP
Fixed until 12/15/2022 (C), 7.38% (D)	721,000	472,255
eG Global Finance PLC
6.75%, 02/07/2025 (A)	951,000	973,586
8.50%, 10/30/2025 (A)	268,000	282,070
EP Energy LLC / Everest Acquisition Finance, Inc.
7.75%, 05/15/2026 (A) (E)	553,000	120,969
8.00%, 11/29/2024 (A) (E)	275,000	344
EQM Midstream Partners, LP
6.00%, 07/01/2025 (A)	160,000	165,000
6.50%, 07/01/2027 (A)	314,000	332,846
Gulfport Energy Corp.
6.00%, 10/15/2024	373,000	231,260
6.38%, 05/15/2025 - 01/15/2026	1,045,000	639,475
Hess Midstream Operations, LP
5.13%, 06/15/2028 (A)	626,000	624,823
HighPoint Operating Corp.
8.75%, 06/15/2025	736,000	184,000
Kinder Morgan, Inc.
7.75%, 01/15/2032, MTN	245,000	341,096
8.05%, 10/15/2030, MTN	134,000	176,449
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/2026 (A)	115,000	69,000
10.50%, 05/15/2027 (A)	441,000	275,625
NuStar Logistics, LP
5.63%, 04/28/2027	451,000	445,446
5.75%, 10/01/2025	115,000	118,772
6.00%, 06/01/2026	100,000	100,282
6.75%, 02/01/2021	461,000	465,034
Oasis Petroleum, Inc.
6.25%, 05/01/2026 (A)	432,000	100,954
6.88%, 03/15/2022	1,167,000	277,163
Occidental Petroleum Corp.
2.70%, 08/15/2022	839,000	783,936
2.90%, 08/15/2024	1,683,000	1,427,908
4.85%, 03/15/2021	365,000	361,350
5.88%, 09/01/2025 (B)	455,000	416,989
6.45%, 09/15/2036	1,194,000	1,017,885
6.63%, 09/01/2030	220,000	202,950
Ovintiv, Inc.
7.38%, 11/01/2031	301,000	300,507
Parkland Corp.
5.88%, 07/15/2027 (A)	531,000	558,214
Parsley Energy LLC / Parsley Finance Corp.
5.25%, 08/15/2025 (A)	240,000	237,600
5.38%, 01/15/2025 (A)	505,000	503,737
5.63%, 10/15/2027 (A)	380,000	378,100
PDC Energy, Inc.
6.13%, 09/15/2024	1,270,000	1,209,675
Shelf Drilling Holdings, Ltd.
8.25%, 02/15/2025 (A)	418,000	165,110
SM Energy Co.
5.63%, 06/01/2025	169,000	76,050
6.63%, 01/15/2027	832,000	369,566
6.75%, 09/15/2026	118,000	52,510
Southwestern Energy Co.
7.50%, 04/01/2026 (B)	870,000	850,425

Transamerica Series Trust	Page 6

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.75%, 04/15/2025	$ 343,000	$ 195,793
Summit Midstream Partners, LP
Fixed until 12/15/2022 (C), 9.50% (D)	672,000	87,360
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
4.88%, 02/01/2031 (A)	938,000	908,383
5.00%, 01/15/2028 (B)	450,000	438,750
5.13%, 02/01/2025	991,000	988,522
5.50%, 03/01/2030 (A)	628,000	628,659
6.50%, 07/15/2027	255,000	265,838
Ultra Resources, Inc.
6.88%, 04/15/2022 (A) (E)	118,000	531
7.13%, 04/15/2025 (A) (E)	587,000	2,642
WPX Energy, Inc.
5.25%, 09/15/2024	476,000	496,130
5.88%, 06/15/2028 (B)	449,000	469,205

		25,272,606

Paper & Forest Products - 0.1%
Boise Cascade Co.
4.88%, 07/01/2030 (A)	206,000	221,450

Pharmaceuticals - 1.8%
Bausch Health Americas, Inc.
8.50%, 01/31/2027 (A)	353,000	387,859
9.25%, 04/01/2026 (A)	515,000	566,500
Bausch Health Cos., Inc.
5.00%, 01/30/2028 (A)	105,000	101,981
5.25%, 01/30/2030 (A)	105,000	103,425
5.50%, 11/01/2025 (A)	278,000	285,298
5.88%, 05/15/2023 (A)	43,000	42,785
6.13%, 04/15/2025 (A)	554,000	567,157
7.00%, 01/15/2028 (A)	161,000	170,660
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
6.00%, 06/30/2028 (A)	567,000	416,745
9.50%, 07/31/2027 (A)	542,000	566,390
Par Pharmaceutical, Inc.
7.50%, 04/01/2027 (A)	1,074,000	1,125,208

		4,334,008

Real Estate Management & Development - 0.2%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028 (A)	502,000	521,151

Road & Rail - 1.6%
Avolon Holdings Funding, Ltd.
5.13%, 10/01/2023 (A)	647,000	645,436
5.25%, 05/15/2024 (A)	161,000	161,563
Hertz Corp.
5.50%, 10/15/2024 (A) (E)	915,000	411,750
6.00%, 01/15/2028 (A) (E)	1,182,000	543,720
6.25%, 10/15/2022 (E)	456,000	208,620
Park Aerospace Holdings, Ltd.
5.25%, 08/15/2022 (A)	183,000	183,740
Uber Technologies, Inc.
6.25%, 01/15/2028 (A)	59,000	60,605
7.50%, 09/15/2027 (A)	1,134,000	1,213,380
8.00%, 11/01/2026 (A)	426,000	454,026

		3,882,840

Semiconductors & Semiconductor Equipment - 0.1%
Sensata Technologies, Inc., Co.
4.38%, 02/15/2030 (A)	295,000	309,750

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software - 0.4%
Logan Merger Sub, Inc.
5.50%, 09/01/2027 (A)	$ 157,000	$ 158,814
Open Text Corp.
3.88%, 02/15/2028 (A)	670,000	677,745

		836,559

Specialty Retail - 1.3%
L Brands, Inc.
5.25%, 02/01/2028 (B)	157,000	151,897
6.63%, 10/01/2030 (A)	214,000	217,745
6.75%, 07/01/2036	497,000	487,060
6.88%, 07/01/2025 (A)	128,000	138,240
6.88%, 11/01/2035	325,000	320,224
9.38%, 07/01/2025 (A)	96,000	110,160
Michaels Stores, Inc.
4.75%, 10/01/2027 (A) (J)	31,000	30,729
Sally Holdings LLC / Sally Capital, Inc.
8.75%, 04/30/2025 (A)	803,000	879,285
Staples, Inc.
7.50%, 04/15/2026 (A)	787,000	727,314

		3,062,654

Technology Hardware, Storage & Peripherals - 2.2%
Dell International LLC / EMC Corp.
4.90%, 10/01/2026 (A)	239,000	270,171
5.88%, 06/15/2021 (A)	568,000	568,710
6.02%, 06/15/2026 (A)	239,000	280,629
7.13%, 06/15/2024 (A)	374,000	389,031
8.35%, 07/15/2046 (A)	337,000	445,248
NCR Corp.
5.00%, 10/01/2028 (A)	176,000	176,141
5.25%, 10/01/2030 (A)	481,000	481,000
5.75%, 09/01/2027 (A)	312,000	326,193
6.13%, 09/01/2029 (A)	348,000	368,504
8.13%, 04/15/2025 (A) (B)	45,000	49,736
Seagate HDD Cayman
4.09%, 06/01/2029 (A)	323,000	351,348
4.13%, 01/15/2031 (A)	48,000	51,801
4.88%, 03/01/2024	748,000	814,884
Western Digital Corp.
4.75%, 02/15/2026 (B)	622,000	673,707

		5,247,103

Trading Companies & Distributors - 0.5%
United Rentals North America, Inc.
4.00%, 07/15/2030	444,000	455,100
4.63%, 10/15/2025	483,000	493,867
5.50%, 05/15/2027	155,000	164,494

		1,113,461

Wireless Telecommunication Services - 1.9%
Altice France SA
7.38%, 05/01/2026 (A)	1,066,000	1,117,061
Sprint Corp.
7.13%, 06/15/2024	1,292,000	1,486,588
7.25%, 09/15/2021	2,000	2,093
7.63%, 03/01/2026	734,000	886,955

Transamerica Series Trust	Page 7

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc.
4.50%, 02/01/2026	$ 412,000	$ 424,525
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031 (A)	585,000	595,237

		4,512,459

Total Corporate Debt Securities (Cost $239,078,395)		229,921,089

LOAN ASSIGNMENTS - 0.8%
Communications Equipment - 0.3%
Avaya, Inc.
Term Loan B,
1-Month LIBOR + 4.25%, 4.40% (D), 12/15/2024	674,305	656,996

Hotels, Restaurants & Leisure - 0.4%
Connect Finco SARL Term Loan B,
1-Month LIBOR + 4.50%, 4.65% (D), 12/11/2026	993,980	962,297

Media - 0.1%
Clear Channel Outdoor Holdings, Inc. Term Loan B,
3-Month LIBOR + 3.50%, 3.76% (D), 08/21/2026	381,150	346,574

Total Loan Assignments (Cost $2,025,606)		1,965,867

	Shares	Value
COMMON STOCKS - 1.1%
Building Products - 0.7%
AMH New Finance, Inc. (G) (K)	289,929	1,545,324

Capital Markets - 0.0% (L)
Motors Liquidation Co. GUC Trust (K)	346	484

Chemicals - 0.2%
Hexion Holdings Corp., Class B (K)	50,350	516,088

Electric Utilities - 0.0% (L)
Homer City Generation LLC (G) (I) (K) (M)	39,132	40,697

Oil, Gas & Consumable Fuels - 0.2%
Denbury, Inc. (K)	29,849	525,336

Total Common Stocks (Cost $6,175,834)		2,627,929

PREFERRED STOCK - 1.2%
Banks - 1.2%
GMAC Capital Trust I,
Series 2, 3-Month LIBOR + 5.79%, 6.07% (D)	113,400	2,831,598

Total Preferred Stock (Cost $2,712,372)		2,831,598

	Shares	Value
OTHER INVESTMENT COMPANY - 2.8%
Securities Lending Collateral - 2.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.09% (N)	6,664,730	$ 6,664,730

Total Other Investment Company (Cost $6,664,730)		6,664,730

Total Investments (Cost $256,656,937)		244,011,213
Net Other Assets (Liabilities) - (2.1)%		(4,963,266)

Net Assets - 100.0%		$ 239,047,947

Transamerica Series Trust	Page 8

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (O)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (P)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$229,921,089	$—	$229,921,089
Loan Assignments	—	1,965,867	—	1,965,867
Common Stocks	1,041,908	1,545,324	40,697	2,627,929
Preferred Stock	2,831,598	—	—	2,831,598
Other Investment Company	6,664,730	—	—	6,664,730

Total Investments	$10,538,236	$233,432,280	$40,697	$244,011,213

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the total value of 144A securities is $139,959,370, representing 58.5% of the Portfolio’s net assets.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $9,405,216, collateralized by cash collateral of $6,664,730 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $2,937,618. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	Floating or variable rate securities. The rates disclosed are as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	Securities in default; partial receipt of interest payments and/or dividends declared at last payment date. At September 30, 2020, the total value of such securities is $4,038,754, representing 1.7% of the Portfolio’s net assets.
(F)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(G)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2020, the total value of securities is $1,586,024, representing 0.7% of the Portfolio’s net assets.
(H)	Security deemed worthless.
(I)	Restricted securities. At September 30, 2020, the value of such securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.13%, 07/15/2023	06/13/2016	$341,000	$345,263	0.2%
Common Stocks	Homer City Generation LLC	01/10/2011 - 04/01/2013	2,125,325	40,697	0.0	(L)

Total			$2,466,325	$385,960	0.2%

(J)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after September 30, 2020. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(K)	Non-income producing securities.
(L)	Percentage rounds to less than 0.1% or (0.1)%.
(M)	Security is Level 3 of the fair value hierarchy.
(N)	Rate disclosed reflects the yield at September 30, 2020.
(O)	There were no transfers in or out of Level 3 during the period ended September 30, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(P)	Level 3 securities were not considered significant to the Portfolio.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

Transamerica Series Trust	Page 9

Transamerica Aegon High Yield Bond VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The notes are an integral part of this report. Transamerica Series Trust	Page 10